LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of rental expense

The components of rental expense from continuing operations for the years ended December 31, 2021, 2022 and 2023 consist as follows:

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Short-term rental expense	14,116	7,411	9,961
Operating lease expense excluding short-term rental expense	169,613	148,867	133,106

Schedule of other information related to operating leases

	Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	119,932	123,263	143,602
Right-of-use assets obtained in exchange for new lease liabilities:	144,601	80,403	132,001

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2024	113,686
2025	66,914
2026	37,027
2027	11,620
2028 and thereafter	6,326
Total lease payments	235,573
Less: imputed interest	15,929
Total	219,644
Less: current portion	111,840
Non-current portion	107,804